Exchangeable Senior Notes (Tables)	12 Months Ended
Jun. 30, 2018
Borrowings [abstract]
Schedule of exchangeable debt
The principal amount, unamortized debt discount, unamortized issuance costs and net carrying amount of the liability component of the Notes as of June 30, 2018 were as follow:

As of June 30, 2018
(U.S. $ in thousands)
Principal amount	$1,000,000
Unamortized debt discount	(172,464)
Unamortized issuance costs	(7,899)
Net liability	$819,637

The effective interest rate, contractual interest expense and amortization of debt discount for the Notes for the fiscal year ended June 30, 2018 were as follow:

2018
(U.S. $ in thousands)
Effective interest rate	4.83%
Contractual interest expense	1,075
Amortization of debt discount	5,443